MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments (Unaudited)

March 31, 2020

Mutual Funds (86.4%)	Shares	Value
Payden Corporate Bond	32,083	$ 353,234
PIMCO Investment Grade Credit Bond Class I	34,515	350,669
Columbia Convertible Securities Class I3	17,367	339,008
Vanguard Utilities Index Adm Class	5,326	326,211
Frost Total Return Bond Inv Class	28,760	278,399
Vanguard High Dividend Yield Index Adm Class	12,821	273,593
Fidelity Strategic Dividend & Income	21,036	269,260
Nuveen NWQ Flexible Income Class I	13,941	267,530
Fidelity Capital and Income	30,155	252,399
T Rowe Price Global Multi-Sector Bond Inv Class	24,069	249,593
Western Asset Core Plus Bond Class FI	20,273	235,371
PIMCO International Bond (USD Hedged) Class I	22,376	233,833
Baird Core Plus Bond Class I	20,326	233,547
Virtus New Fleet Multi-Sector Short Term Bond Class I	51,594	229,077
PIMCO Diversifiend Income Class I	22,432	229,027
Vanguard Emerging Markets Bond Adm Class	9,570	220,682
Lord Abbett Bond Debenture Class R6	31,196	220,242
Artisan High Income Advisor Class	25,432	211,089
Guggenheim Total Return Bond Class P	7,386	205,022
Goldman Sachs Emerging Market Debt Inv Class	19,361	200,972
Janus Henderson Developed World Bond Class T	20,284	189,452
AlphaCentric Income Opportunities Class I	22,191	181,301
Catalyst Floating Rate Income Class I	21,097	178,903
Credit Suisse Floating Rate High Income Class I	28,732	163,199

Total Mutual Funds (Cost $ 6,340,000)		5,891,613

Short-Term Securities (5.0%)

Fidelity Institutional Money Market (Cost $ 342,663)		342,663

Total Short-term Securities		342,663

Total Investments in Securities (Cost $ 6,682,663) (91.4%)		6,234,276

Net Other Assets and Liabilities (8.6%)		582,942

Net Assets (100%)		$ 6,817,218

At March 31, 2020, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$6,340,000
Unrealized appreciation	89,205
Unrealized depreciation	537,593
Net unrealized appreciation (depreciation)	(448,388)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2020:

Valuation Inputs	MH Elite Income Fund of Funds
Level 1 – Quoted prices	$ 6,234,276
Level 2 – Other significant observable inputs	-
Level 3 – Significant unobservable inputs	-
Total	$ 6,234,276

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    MH Elite Portfolio of Funds Trust

By (Signature and Title)         /s/ Jeff Holcombe

                                              Jeff Holcombe Vice President

Date: May 6, 2020